UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Harbour Group, LP
Address: 240 Greenwich Ave, 3rd Floor
         Greenwich, Connecticut 06830

Form 13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Clifton S. Robbins
Title:  Chief Executive Officer
Phone:  203.422.6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut    February 13, 2006
----------------------     ----------------------    ------------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0
                                                                --------------
Form 13F Information Table Entry Total:                               14
                                                                --------------
Form 13F Information Table Value Total:                            $385,858
                                                                --------------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        Blue Harbour Group, LP
                                                      Form 13F Information Table
                                                    Quarter ended December 31, 2005

                                                                                  INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE OF                 FAIR      SHARES/   SH/
                                 CLASS CUSIP NUMBER    MARKET   PRN AMOUNT  PRN   PUT/       SHARED  SHARED  OTHER
ISSUER                                                 VALUE                      CALL SOLE DEFINED OTHER  MANAGERS SOLE SHARED NONE
                                                     (X 1000S)
------------------------------------------------------------------------------------------------------------------------------------

ACXIOM CORP                       COM    005125109     $44,214   1,922,367    SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                     COM    00845V308     $39,337   3,049,400    SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP                     COM    125965103     $32,347   2,145,000    SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORPORATION                COM    28224R101     $8,136     347,100     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION COMPANY       COM    442120101     $37,572    711,600     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC            COM    494580103     $3,320     128,900     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL, INC        COM    50730R102     $19,309    831,200     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
LODGENET ENTMT CORP               COM    540211109     $5,909     423,863     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA PACIFIC CORP            COM    546347105     $17,641    642,200     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
NEENAH PAPER INC                  COM    640079109     $19,410    693,200     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST ASSOC., INC        COM    755267101     $72,936   4,792,100    SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
SIRVA, INC.                       COM    82967Y104     $24,519   3,064,864    SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
SOURCE INTERLINK COS INC          COM    836151209     $9,819     882,983     SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
THE YANKEE CANDLE CO, INC         COM    984757104     $51,389   2,007,400    SH         X                          X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $385,858
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------


